Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table) (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	$ 7,500	$ 38,054
Operating lease assets		10,018
Total	7,500	48,072
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	7,500	31,410
Operating lease assets		10,018
Total	$ 7,500	41,428
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net		6,644
Operating lease assets		0
Total		$ 6,644